SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 United States USD ($)	Dec. 31, 2012 United States CNY	Dec. 31, 2012 Non United States CNY
Cash and Cash Equivalents [Line Items]
Cash held in non-US banks or financial institutions and United States						$ 1,500,000	9,600,000	112,000,000
Excess of FDIC insurance limits	4,600,000	700,000
Restricted cash related to products guaranty insurance	5,200,000
Inventories reserves	8,699,000	1,265,000	1,261,000	7,951,000	5,443,000
Depreciation methods of property, plant and equipment	straight-line method
Interest related to construction-in-progress capitalized	4,500,000